FINANCIAL RISK MANAGEMENT - Maturity Analysis of Financial Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other	$ 3,548	$ 3,199
Interest-bearing liabilities	15,339	15,796
Lease liabilities	478	539
Decommissioning liabilities, other provisions and post-employment benefits	1,995	1,317
Less than 1 Year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other	1,416	1,477
Interest-bearing liabilities	877	1,543
Lease liabilities	53	55
1-2 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other	249	284
Interest-bearing liabilities	857	862
Lease liabilities	39	42
2-5 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other	423	410
Interest-bearing liabilities	9,432	3,999
Lease liabilities	77	94
5+ years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other	1,460	1,028
Interest-bearing liabilities	4,173	9,392
Lease liabilities	$ 309	$ 348